Other Components of Equity - Summary of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	₩ 70,666,846	₩ 68,889,649	₩ 71,092,762
Issuance of share capital of subsidiary	75,211	(5,445)	21,071
Others	(34,747)	(1,274)	(8,137)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	59,024	(8,532)	(11,732)
Shares in other comprehensive Income(loss) of associates and joint ventures, net of tax	3,609	3,181	(6,789)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	301,161	(132,805)	19,344
Foreign currency translation of foreign operations, net of tax	41,189	(76,442)	72,816
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(15,778)	64,561	19,242
Ending balance	65,311,849	70,666,846	68,889,649
Other Components Of Equity
Beginning balance	14,109,501
Ending balance	14,468,450	14,109,501
Other capital surplus
Beginning balance	1,224,105	1,226,364
Changes in consolidation scope	43	0
Issuance of share capital of subsidiary	(491)	(148)
Others	7,452	(2,111)
Ending balance	1,231,109	1,224,105	1,226,364
Other capital surplus | Other Components Of Equity
Beginning balance	1,224,105
Ending balance	1,231,109	1,224,105
Gains on disposal of Treasury stocks
Beginning balance	387,524	387,524
Changes in consolidation scope	0	0
Issuance of share capital of subsidiary	0	0
Others	0	0
Ending balance	387,524	387,524	387,524
Other Capital Surplus Other Than Gainson Disposal Of Treasury Stocks
Beginning balance	836,581	838,840
Changes in consolidation scope	43	0
Issuance of share capital of subsidiary	(491)	(148)
Others	7,452	(2,111)
Ending balance	843,585	836,581	838,840
Accumulated other comprehensive loss
Beginning balance	(409,577)	(280,730)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	59,022	(8,533)
Share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	301,161	(132,805)
Foreign currency translation of foreign operations, net of tax	15,760	(46,032)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(19,610)	58,523
Others	(4,388)
Ending balance	(57,632)	(409,577)	(280,730)
Accumulated other comprehensive loss | Other Components Of Equity
Beginning balance	(409,577)
Ending balance	(57,632)	(409,577)
Financial assets at fair value through other comprehensive income
Beginning balance	(101,132)	(92,599)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	59,022	(8,533)
Shares in other comprehensive Income(loss) of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Others	(4,388)
Ending balance	(46,498)	(101,132)	(92,599)
Shares in other comprehensive Income (loss) of investments in associates and joint ventures
Beginning balance	10,091	142,896
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares in other comprehensive Income(loss) of associates and joint ventures, net of tax	301,161	(132,805)
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Others	0
Ending balance	311,252	10,091	142,896
Reserve for gain (loss) on valuation of derivatives
Beginning balance	22,394	(36,129)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares in other comprehensive Income(loss) of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	0	0
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	(19,610)	58,523
Others	0
Ending balance	2,784	22,394	(36,129)
Reserve for overseas operations translation credit
Beginning balance	(340,930)	(294,898)
Changes in the unrealized fair value of financial assets at FVOCI, net of tax	0	0
Shares in other comprehensive Income(loss) of associates and joint ventures, net of tax	0	0
Foreign currency translation of foreign operations, net of tax	15,760	(46,032)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax	0	0
Others	0
Ending balance	(325,170)	(340,930)	₩ (294,898)
Other equity
Beginning balance	13,294,973
Ending balance	13,294,973	13,294,973
Other equity | Other Components Of Equity
Beginning balance	13,294,973
Ending balance	13,294,973	13,294,973
Statutory revaluation reserve
Beginning balance	13,295,098
Ending balance	13,295,098	13,295,098
Changes in other equity
Beginning balance	(125)
Ending balance	₩ (125)	₩ (125)